CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Feb. 28, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Issuance of Class A common shares, issuance cost	$ (2,430,995)
Tax effect of transfers to statements of operations of realized gains on available-for-sale securities	1,607
Tax effect of net unrealized gains/(loss) on available-for-sale securities	$ (712)